Commitments and Contingencies - Operating Leases (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2019
Operating leases
Remaining lease term	3 years 9 months 18 days		4 years 7 months 6 days
Total lease payments	$ 2,107		$ 2,511
Right of use assets	2,023		2,167	$ 2,561
Short term lease liability	474		421	386
Long term lease liability	1,592		1,780	2,191
Lease expenses	$ 400	$ 400	$ 500	300
Weighted average discount rate	5.90%		5.90%
Minimum
Operating leases
Remaining lease term	4 years
Maximum
Operating leases
Remaining lease term	6 years
Office space located in Boston
Operating leases
Total lease payments					$ 3,200
Laboratory and Manufacturing space located in Calimera
Operating leases
Total lease payments				$ 200